Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies.

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on September 12, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45‑day option to purchase up to 3,750,000 additional Units to cover overallotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. On September 17, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 1,250,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,500,000 in the aggregate at the closing of the Initial Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,625,000 in the aggregate. On May 7, 2021, the deferred fee was paid to the underwriters from the amounts held in the Trust Account.

Merger Agreement

On May 7, 2021 (the “Closing Date”), the registrant consummated the previously announced transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated December 14, 2020, by and among Experience Investment Corp., a Delaware corporation (“EIC”), Experience Merger Sub, Inc., a wholly owned subsidiary of EIC (“Merger Sub”), and Blade Urban Air Mobility, Inc., a Delaware corporation (“Blade”). The Merger Agreement provided for the acquisition of Blade by the registrant pursuant to the merger of Merger Sub with and into Blade (the “Merger”), with Blade continuing as the surviving entity and a wholly owned subsidiary of the registrant.

At the effective time of the Merger (the “Effective Time”), among other things, (a) each of the then issued and outstanding Class A common stock, par value $0.0001 per share, of EIC (the “EIC Class A Common Stock”), and Class B common stock, par value $0.0001 per share, of EIC (the “EIC Class B Common Stock” and, together with the EIC Class A Common Stock, the “EIC Common Stock”), automatically converted, on a one-for-one basis, into a share of Class A Common Stock, par value $0.0001 per share, of New Blade (the “New Blade Class A Common Stock”); (b) each then issued and outstanding warrant of EIC (the “EIC warrants”) automatically converted into a warrant to acquire one share of New Blade Class A Common Stock (the “New Blade Warrants”); and (c) each of the then issued and outstanding units of EIC that had not been previously separated into the underlying EIC Class A Common Stock and underlying EIC warrants separated into to one share of New Blade Class A Common Stock and one-third of one New Blade Warrant. No fractional shares of New Blade Class A Common Stock will be issued upon exercise of the New Blade Warrants.

At the Effective Time, each stockholder or option holder of Blade received, as applicable: (a) 10,024,296 shares of New Blade Class A Common Stock for each outstanding share of Blade common stock, par value $0.00001 per share, (including shares that were subject to vesting conditions) outstanding as of the Effective Time (the “Blade Common Stock”), (b) 16,101,172 shares of New Blade Class A Common Stock for each outstanding share of Blade Series Seed Preferred Stock, Blade Series A Preferred Stock and Blade Series B Preferred Stock, each par value $0.00001 per share, outstanding as of the Effective Time (collectively, the “Blade Preferred Stock” and together with the Blade Common Stock, the “Blade Stock”) and/or (c) 9,689,826 options to purchase a number of shares of New Blade Class A Common Stock at an exercise price calculated pursuant to the Merger Agreement for each option to acquire Blade Common Stock outstanding as of the Effective Time (each, a “Blade Option”), as calculated pursuant to the Merger Agreement.

In connection with the Merger Agreement, certain accredited investors (the “PIPE Investors”), including an affiliate of Experience Sponsor LLC (the “Sponsor”), entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors agreed to purchase 12,500,000 shares (the “PIPE Shares”) of New Blade Class A Common Stock at a purchase price per share of $10.00 and an aggregate purchase price of $125,000,000 (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing.

Immediately after giving effect to the Merger and the PIPE Investment, there were 78,903,021 shares of New Blade Class A Common Stock (assuming exercise of all vested Blade Options) and 14,166,667 New Blade Warrants outstanding. New Blade’s Class A Common Stock and New Blade’s Warrants trade on The Nasdaq Stock Market (“Nasdaq”) under the symbols “BLDE” and “BLDEW,” respectively.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on September 12, 2019, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45‑day option to purchase up to 3,750,000 additional Units to cover overallotments, if any, at the Initial Public Offering price, less the underwriting discounts and commissions. On September 17, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 1,250,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,500,000 in the aggregate at the closing of the Initial Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,625,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

On December 14, 2020, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") by and among the Company, Merger Sub and Blade, relating to a proposed business combination transaction between the Company and Blade.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Blade with Blade continuing as the surviving entity (the "Merger").

Pursuant to the terms of the Merger Agreement, at the effective time of the Merger:

(d) each outstanding share of Blade common stock (the "Blade Common Stock") (as of immediately prior to the closing of the Merger (the "Closing")) that is outstanding as of immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive a number of newly issued shares of Class A common stock of the Company (the "Company Common Stock"), at the reference price of $10.00 (the "Reference Price") per Company Common Stock, equal to the quotient of (i) (A) the sum of $356,250,000 plus the aggregate exercise prices of all in the money Blade Options (as defined below) outstanding as of immediately prior to the effective time of the Merger divided by (B) the fully-diluted common stock of Blade (as calculated pursuant to the Merger Agreement and including the aggregate number of shares of Blade Common Stock issuable upon the conversion of Blade Preferred Stock (as defined below) and the aggregate number of Blade Common Stock issuable upon the exercise of the in the money Blade Options (as defined below)) divided by (ii) the Reference Price (the "Closing Per Share Stock Consideration");

(e) each outstanding share of Blade Series Seed preferred stock, Blade Series A preferred stock and Blade Series B preferred stock (collectively, the "Blade Preferred Stock," and together with the Blade Common Stock, the "Blade Stock")) that is outstanding as of immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive a number of newly issued shares of Company Common Stock equal to the Closing Per Share Stock Consideration multiplied by the number of shares of Blade Common Stock issuable upon the conversion of such share of Blade Preferred Stock; and

(f) each option to acquire Blade Common Stock (the "Blade Option") that is outstanding immediately prior to the effective time of the Merger, whether vested or unvested, will be cancelled and automatically converted into an option to purchase a number of shares of Company Common Stock equal to the product of (1) the number of shares of Blade Common Stock that were issuable upon exercise of such Blade Option immediately prior to the effective time multiplied by (2) the Closing Per Share Stock Consideration (rounded down to the nearest whole number of shares of Company Common Stock, with no cash being payable for any fractional share eliminated by such rounding), at an exercise price per share of Company Common Stock equal to the quotient obtained by dividing the exercise price per share of Blade Common Stock under such Blade Option immediately prior to the effective time of the Merger by the Closing Per Share Exchange Amount (as defined in the Merger Agreement) (rounded up to the nearest whole cent).

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

Blade Urban Air Mobility [Member]
Commitments and Contingencies.

Note 9 – Commitments and Contingencies

Capacity Purchase Agreements

Blade has contractual relationships with various aircraft operators to provide aircraft service. Under these Capacity Purchase Agreements (“CPAs”), the Company pays the operator contractually agreed fees (carrier costs) for operating these flights. The fees are generally based on fixed hourly rates for flight time multiplied by hours flown. Under these CPAs, the Company is also responsible for landing fees and other costs, which are either passed through by the operator to the Company without any markup or directly incurred by the Company.

As of March 31, 2021, the Company has a remaining unfulfilled obligation for the years ended September 30, 2021 and 2022 under agreements with operators to purchase flights with an aggregate value of approximately $181 and $2,271, respectively.

Legal and Environmental

From time to time, we may be a party to litigation that arises in the ordinary course of business. Other than described below, we do not have any pending litigation that, separately or in the aggregate, would, in the opinion of management, have a material adverse effect on its results of operations, financial condition or cash flows. As of March 31, 2021, management believes, after considering a number of factors, including (but not limited to) the information currently available, the views of legal counsel, the nature of contingencies to which the Company is subject and prior experience, that the ultimate disposition of these other litigation and claims will not materially affect the Company’s consolidated financial position or results of operations. The Company records liabilities for legal and environmental claims when a loss is probable and reasonably estimable. These amounts are recorded based on the Company’s assessments of the likelihood of their eventual disposition.

On February 9, 2021, an individual complaint captioned, Digennaro v. Experience Investment Corp., et al. (No. 020921‑104) was filed in New York state court. The complaint names Experience Investment Corp.; its Chief Executive Officer, Mr. Eric Affeldt; and its directors Mr. Martin J. Newburger, Mr. Brian C. Witherow, Mr. Rafael Pastor, Mr. Edward Philip, Experience Merger Sub, Inc. and Blade Urban Air Mobility, Inc. The complaint asserts claims for breach of fiduciary duty against Experience’s officer and directors and aiding and abetting breach of fiduciary against the entities in connection with alleged material misstatements and omissions made in the Company’s Form S‑4, filed January 29, 2021. The complaint seeks, inter alia, injunctive relief enjoining or rescinding the Transaction, injunctive relief directing the filing of an amended registration statement, and damages.

On April 1, 2021, Shoreline Aviation, Inc. filed an Amended Complaint in the United States District Court for the Eastern District of New York naming Cynthia L. Herbst, Sound Aircraft Flight Enterprises, Inc., Ryan A. Pilla, Blade Urban Air Mobility, Inc., Robert Wiesenthal and Melissa Tomkiel as defendants. The case is captioned Aviation, Inc. v. Sound Aircraft Flight Enterprises, Inc. et al., No. 2:20‑cv‑02161‑JMA-SIL (E.D.N.Y.). The complaint alleges, among other things, claims of misappropriation, violation of the Defend Trade Secrets Act, unfair competition, tortious interference with business relations, constructive trust, tortious interference with contract, and aiding and abetting breach of fiduciary duty against Blade, Robert Wiesenthal and Melissa Tomkiel (together the “Blade Defendants”). Claims against the Blade Defendants relate to the May 2018 Asset Purchase Agreement between Blade and Sound Aircraft Flight Enterprises, Inc. (“SAFE”) and Cindy Herbst, pursuant to which Blade purchased SAFE’s complete customer list, including names, contact information and customer flight histories. The complaint demands compensatory and consequential damages in excess of $13 million relating to the claims against the Blade Defendants, as well as punitive damages, certain equitable remedies, interest and attorneys’ fees and costs. The Company believes the outcome would not result in a material contingency.

As of March 31, 2021, the Company has not accrued for any contingencies related to the above legal proceedings.

Note 12 — Commitments and Contingencies

Capacity Purchase Agreements

Blade has contractual relationships with various aircraft operators to provide aircraft service. Under these Capacity Purchase Agreements (“CPAs”), the Company pays the operator contractually agreed fees (carrier costs) for operating these flights. The fees are generally based on specific rates multiplied by specific operating statistics (e.g., flight hours). Under these CPAs, the Company is also responsible for landing fees and other costs, which are either passed through by the operator to the Company without any markup or directly incurred by the Company.

As of September 30, 2020, the Company was obligated under agreements with operators to purchase flights with an aggregate value of approximately $2,400 and $1,300 for the years ended September 30, 2021 and 2022, respectively.

Legal and Environmental

The Company has certain contingencies resulting from litigation and claims incident to the ordinary course of business. As of September 30, 2020, management believes, after considering a number of factors, including (but not limited to) the information currently available, the views of legal counsel, the nature of contingencies to which the Company is subject and prior experience, that the ultimate disposition of the litigation and claims will not materially affect the Company’s consolidated financial position or results of operations. The Company records liabilities for legal and environmental claims when a loss is probable and reasonably estimable. These amounts are recorded based on the Company’s assessments of the likelihood of their eventual disposition.